COMMITMENTS AND CONTINGENCIES - Operating lease as lessee (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
COMMITMENTS AND CONTINGENCIES
Rental expenses under operating leases	$ 67,250	$ 51,719	$ 37,733
Future minimum lease payments
2018	63,606
2019	55,509
2020	48,249
2021	43,802
2022	36,704
After 2022	122,242
Total	$ 370,112